EQUIPMENT (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Equipment, gross	$ 622,695	$ 238,446
Accumulated depreciation and amortization	(96,089)	(34,192)
Equipment, net	526,606	204,254
Research Equipment [Member]
Estimated useful life	P7Y
Equipment, gross	548,991	165,537
Computer Equipment [Member]
Estimated useful life	P5Y
Equipment, gross	$ 737,704	$ 72,909